Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income tax [line items]
Origination and reversal of temporary differences	$ 1,650	$ 1,089	$ 4,875	$ 4,284
Current income tax expense	36	85	85	104
Reversal of previously recognized differences	(6,485)	(3,932)	(1,317)	(7,256)
Total deferred income tax recovery from operations	(4,835)	(2,843)	3,558	(2,972)	$ (9,210)
Income tax expense (recovery)	$ (4,799)	$ (2,758)	$ 3,643	$ (2,868)